ACQUISITIONS - Mountaineer Midstream and Grant River Gathering (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 21, 2013 USD ($) compressor_station	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Impact of purchase price adjustments			$ 1,185	$ 0	$ 0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill		$ 265,062	$ 265,062	$ 319,261	$ 45,478
Contract intangibles
Business Acquisition [Line Items]
Useful lives			12 years 6 months	12 years 6 months
Mountaineer Midstream
Business Acquisition [Line Items]
Cost of acquired entity, purchase price	$ 210,000
Number of compressor stations acquired | compressor_station	2
Cost of acquired entity, cash paid	$ 110,000
Cost of acquired entity, equity interests issued and issuable	100,000
Mountaineer Midstream revenues since acquisition				$ 9,600
Mountaineer Midstream net income since acquisition				$ 2,300
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase price	210,000
Property, plant, and equipment	163,661
Total assets acquired	193,789
Total liabilities assumed	0
Net identifiable assets acquired	193,789
Goodwill	16,211
Mountaineer Midstream | Gas gathering agreement contract intangibles
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets	24,019
Mountaineer Midstream | Rights-of-way
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets	$ 6,109
Grand River Gathering, LLC
Business Acquisition [Line Items]
Impact of purchase price adjustments		$ 1,200
Weighted Average | Mountaineer Midstream
Business Acquisition [Line Items]
Useful lives	13 years
Scenario, Previously Reported | Mountaineer Midstream
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Property, plant, and equipment	$ 158,300
Goodwill	18,100
Scenario, Previously Reported | Mountaineer Midstream | Contract intangibles
Business Acquisition [Line Items]
Purchase price assigned, intangibles assets	27,100
Scenario, Previously Reported | Mountaineer Midstream | Rights-of-way
Business Acquisition [Line Items]
Purchase price assigned, intangibles assets	$ 6,500